Employee benefits - Defined benefit plans - Net expense location (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 17, 2021
Disclosure of net defined benefit liability (asset) [line items]
Net expense	€ (443)	€ (1,356)	€ (105)
o/w expenses in operating income	(430)	(1,346)	(94)
o/w net interest on the net defined liability in finance cost	(12)	(10)	(11)
Provisions for other long-term employee benefits	2,358	2,318	1,407
Capital Based Defined Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net expense	(81)
o/w expenses in operating income	(67)
o/w net interest on the net defined liability in finance cost	(14)
Other Post-Employment Benefits [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net expense	6
o/w expenses in operating income	6
French part-time for seniors plans
Disclosure of net defined benefit liability (asset) [line items]
Net expense	(308)
o/w expenses in operating income	(311)
o/w net interest on the net defined liability in finance cost	2
Provisions for other long-term employee benefits	1,753	€ 1,720	€ 802	€ 1,225
Other Long-Term Benefits [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net expense	(59)
o/w expenses in operating income	€ (59)